THE HUNTINGTON FUNDS
2960 North Meridian Street
Suite 300
Attn: Huntington Funds Officer
Indianapolis, Indiana 46208

May 1, 2009

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:                 THE HUNTINGTON FUNDS (the “Trust”)
Huntington Money Market Fund
Class A Shares
Class B Shares
Institutional Shares
Interfund Shares
Huntington Ohio Municipal Money Market Fund
Class A Shares
Institutional Shares
Huntington Tax-Free Money Market Fund
Class A Shares
Institutional Shares
Huntington U.S. Treasury Money Market Fund
Class A Shares
Institutional Shares
Huntington Dividend Capture Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Growth Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Income Equity Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington International Equity Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Macro 100 Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Mid Corp America Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington New Economy Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Real Strategies Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Rotating Markets Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Situs Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Technical Opportunities Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Fixed Income Securities Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Intermediate Government Income Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Mortgage Securities Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Ohio Tax-Free Fund
Class A Shares
Class B Shares
Institutional Shares
Huntington Short/Intermediate Fixed Income Securities Fund
Class A Shares
Institutional Shares
Huntington VA Balanced Fund
Huntington VA Dividend Capture Fund
Huntington VA Growth Fund
Huntington VA Income Equity Fund
Huntington VA International Fund
Huntington VA Macro 100 Fund
Huntington VA Mid Corp America Fund
Huntington VA New Economy Fund
Huntington VA Real Strategies Fund
Huntington VA Rotating Markets Fund
Huntington VA Situs Fund
Huntington VA Mortgage Securities Fund
1933 Act File No. 33-11905
1940 Act File No. 811-5010

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Trust hereby certifies that the definitive forms of Prospectuses and Statements of Additional Information dated May 1, 2009, that would have been filed under Rule 497(c), do not differ from the forms of Prospectuses and Statements of Additional Information contained in the most recent Registration Statement for the Trust.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective Amendment No. 64 on April 29, 2009.

If you have any questions regarding this certification, please contact me at (412) 288-8240.

Very truly yours,

/s/ Alicia G. Powell
Alicia G. Powell
Secretary

Enclosures